GOING CONCERN (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Aug. 27, 2021
Net loss	$ (22,261,338)	$ (22,659,480)	$ (32,357,957)	$ (10,728,295)
Working capital deficit	$ (40,731,620)		$ 30,270,932
Equity purchase agreement
Value of Common stock to be issued under the agreement					$ 17,500,000	$ 17,500,000